Operating lease receivables - Net (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Disclosure of Maturity Analysis of Operating Lease Receivables	The aging profile of operating lease receivables as of the dates indicated below are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

0-30 days	$3,926,519	$9,338,540	$6,732,985
30-60 days	12,684	335,498	260,832
60-90 days	109,356	146,708	610,770
Over 90 days	632,461	280,086	85,608

Total	$4,681,020	$10,100,832	$7,690,195

Disclosure of expected credit losses
The following table shows the movement in expected credit losses that has been recognized for the lease receivable:

	December 31, 2024	December 31, 2023	December 31, 2022

Balance as of January 1	$2,536,893	$1,916,124	$1,957,935
Increase in loss allowance arising from new financial assets recognized in the year	1,652,716	1,615,852	760,072
Decrease in loss allowance from derecognition of financial assets in the year	(2,147,421)	(995,083)	(801,883)

Balance as of December 31, 2024	$2,042,188	$2,536,893	$1,916,124

Disclosure of maturity analysis of operating lease payments
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Not later than 1 year	$245,419,836	$204,723,974	$155,267,112
Later than 1 year and not later than 3 years	408,682,758	344,644,619	250,043,235
Later than 3 year and not later than 5 years	389,084,863	329,579,421	209,592,871
Later than 5 years	222,656,368	185,044,052	154,909,895

	$1,265,843,825	$1,063,992,066	$769,813,113
Analysis of maturity of liabilities by lease:

Finance lease liabilities	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022

Less than 1 year	$445,054	$662,388	$709,901
Later than 1 year and not later than 5 years	161,166	301,099	963,487
	606,220	963,487	1,673,388
Less: future finance cost	(48,104)	(65,836)	(169,449)

Total lease liability	$558,116	$897,651	$1,503,939

Lease - short term	$408,373	$607,481	$606,281
Lease liabilities- long term	149,743	290,170	897,658

Total lease liability	$558,116	$897,651	$1,503,939

Disclosure of prepayments and other assets	Prepaid expenses and other current assets

As of December 31, 2024	December 31, 2024	December 31, 2023	December 31, 2022

Advance payments (1)	$—	$19,308,297	$17,201,933
Other accounts receivables (2)	814,508	328,082	7,486,147
Property expenses	498,874	1,638,607	543,804
Prepaid expenses	806,163	24,406	76,467

	$2,119,545	$21,299,392	$25,308,351
1)During the second quarter of 2022 the Entity entered into an agreement for the procurement, permissioning and under certain conditions to acquire several plots of land; if the conditions were met within a period of 18 months, or an additional 18-month extension, the advance payment would be considered part of the final transaction price; otherwise approximately $1 million will be forfeited and expensed; As of December 31, 2024, the amount was recovered.
2)As stated in Note 8, in 2022 the Entity sold a land reserve located in Queretaro, and as of December 31, 2022, there was an outstanding balance of $7,486,147 that was settled in the first quarter of 2023.